Subsequent events	9 Months Ended
Sep. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

Note 18 - Subsequent events:

In preparing the interim condensed consolidated financial statements, the Company has evaluated the events and transactions for recognition or disclosure subsequent to September 30, 2024, and through December 10, 2024 (date of approval of the interim condensed consolidated financial statements), and no significant subsequent events were identified.